Other Assets - Schedule of Prepaid Expense and Other Current Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Aug. 08, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Receivables from third party payment service providers, allowance for doubtful accounts		¥ 28,615	¥ 23,169	¥ 4,633	¥ 1,222
Hangzhou China [Member] | Office Buildings [Member]
Consideration	¥ 209,000
Acquisition payment paid		146,300
Acquistion payment, Installments payable		¥ 62,700
Construction completion, term		3 years
Receivables from Third Party Payment Service Providers
Receivables from third party payment service providers, allowance for doubtful accounts		¥ 0	¥ 0